VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

September 21, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

RE:                          Voya Variable Products Trust

(File Nos. 33-73140; 811-8220)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 56 (“Amendment”) to the Registration Statement of Voya Variable Products Trust (“Registrant”).  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended and shall become effective on November 20, 2015. The Registrant is filing the Amendment for the purpose of registering a new class of shares, Class R6 shares.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:        Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP